Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Credit Loss [Abstract]
Purchase price	¥ 5,264	¥ 12,271	¥ 2,444
Allowance for credit losses at acquisition date	7,507	47,676	6,901
Discount or premium attributable to other factors	1,332	1,188	261
Par value	¥ 14,103	¥ 61,135	¥ 9,606